UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)

BTS Enhanced Equity Income Fund

Class A Shares (EEQAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$9,569,842
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.7%
Exchange-Traded Funds	7.6%
Money Market Funds	6.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.1%
Communications
13.8%
Utilities
11.8%
Real Estate
8.0%
Equity
8.0%
Money Market Funds
7.0%
Consumer Discretionary
6.3%
Health Care
6.3%
Financials
5.4%
Consumer Staples
5.4%
Materials
4.5%
Energy
4.5%
Industrials
2.7%
Liabilities in Excess of Other Assets
-4.8%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.8%
Industrials	2.7%
Energy	4.5%
Materials	4.5%
Consumer Staples	5.4%
Financials	5.4%
Health Care	6.3%
Consumer Discretionary	6.3%
Money Market Funds	7.0%
Equity	8.0%
Real Estate	8.0%
Utilities	11.8%
Communications	13.8%
Technology	21.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	7.0%
Edison International	5.9%
Microsoft Corporation	5.6%
Motorola Solutions, Inc.	5.6%
Alphabet, Inc., Class A	4.2%
Netflix, Inc.	4.2%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
JPMorgan Equity Premium Income ETF	4.0%
ResMed, Inc.	3.2%
Exelon Corporation	2.8%

BTS Enhanced Equity Income Fund - Class A Shares (EEQAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/enhanced-equity-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-EEQAX

BTS Enhanced Equity Income Fund

Class I Shares (EEQIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$9,569,842
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.7%
Exchange-Traded Funds	7.6%
Money Market Funds	6.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.8%
Industrials	2.7%
Energy	4.5%
Materials	4.5%
Consumer Staples	5.4%
Financials	5.4%
Health Care	6.3%
Consumer Discretionary	6.3%
Money Market Funds	7.0%
Equity	8.0%
Real Estate	8.0%
Utilities	11.8%
Communications	13.8%
Technology	21.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	7.0%
Edison International	5.9%
Microsoft Corporation	5.6%
Motorola Solutions, Inc.	5.6%
Alphabet, Inc., Class A	4.2%
Netflix, Inc.	4.2%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
JPMorgan Equity Premium Income ETF	4.0%
ResMed, Inc.	3.2%
Exelon Corporation	2.8%

BTS Enhanced Equity Income Fund - Class I Shares (EEQIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/enhanced-equity-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-EEQIX

BTS Managed Income Fund

Class A Shares (BTSAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
58.2%
Equity
19.9%
Money Market Funds
17.6%
Mixed Allocation
4.0%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

BTS Managed Income Fund - Class A Shares (BTSAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTSAX

BTS Managed Income Fund

Class C Shares (BTSCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$125	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

BTS Managed Income Fund - Class C Shares (BTSCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTSCX

BTS Managed Income Fund

Class I Shares (BTSIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

BTS Managed Income Fund - Class I Shares (BTSIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTSIX

BTS Managed Income Fund

Class R Shares (BTSRX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

BTS Managed Income Fund - Class R Shares (BTSRX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTSRX

BTS Tactical Fixed Income Fund

Class A Shares (BTFAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$99	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
51.8%
Money Market Funds
48.4%
Collateral for Securities Loaned
22.6%
Liabilities in Excess of Other Assets
-22.8%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

BTS Tactical Fixed Income Fund - Class A Shares (BTFAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTFAX

BTS Tactical Fixed Income Fund

Class C Shares (BTFCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$135	2.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

BTS Tactical Fixed Income Fund - Class C Shares (BTFCX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTFCX

BTS Tactical Fixed Income Fund

Class I Shares (BTFIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$86	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

BTS Tactical Fixed Income Fund - Class I Shares (BTFIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTFIX

BTS Tactical Fixed Income Fund

Class R Shares (BTFRX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$111	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

BTS Tactical Fixed Income Fund - Class R Shares (BTFRX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-BTFRX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

BTS Managed Income Fund

Class A (BTSAX), Class C (BTSCX), Class I (BTSIX), Class R (BTSRX)

BTS Tactical Fixed Income Fund

Class A (BTFAX), Class C (BTFCX), Class I (BTFIX), Class R (BTFRX)

BTS Enhanced Equity Income Fund

Class A (EEQAX), Class I (EEQIX)

Semi-Annual Financial Statements and Additional Information
June 30, 2026

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.1%
	EQUITY - 19.9%
2,373	iShares U.S. Basic Materials ETF	$426,025
15,119	JPMorgan Equity Premium Income ETF	853,921
7,584	ProShares S&P 500 Dividend Aristocrats ETF	425,917
3,985	State Street Communication Services Select Sector SPDR ETF	426,913
		2,132,776
	FIXED INCOME - 58.2%
5,857	iShares Agency Bond ETF	640,032
25,306	iShares Treasury Floating Rate Bond ETF	1,281,243
12,688	Janus Henderson AAA CLO ETF	640,617
9,020	Janus Henderson B-BBB CLO ETF	427,097
15,912	SPDR Blackstone Senior Loan ETF	641,095
1,981	SPDR Bloomberg Convertible Securities ETF	213,591
17,046	SPDR Bloomberg Short Term High Yield Bond ETF	426,661
7,738	Vanguard Intermediate-Term Corporate Bond ETF	639,546
36,813	Xtrackers USD High Yield Corporate Bond ETF	1,344,412
		6,254,294
	MIXED ALLOCATION - 4.0%
21,042	Invesco CEF Income Composite ETF	427,363

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,807,592)	8,814,433

	SHORT-TERM INVESTMENT — 17.6%
	MONEY MARKET FUND - 17.6%
1,882,712	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(a) (Cost $1,882,712)	1,882,712

	TOTAL INVESTMENTS - 99.7% (Cost $10,690,304)	$10,697,145
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	28,043
	NET ASSETS - 100.0%	$10,725,188

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 51.8%
	FIXED INCOME - 51.8%
480,302	Xtrackers USD High Yield Corporate Bond ETF(a)	$17,540,629

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,591,685)	17,540,629

	SHORT-TERM INVESTMENTS — 71.0%
	COLLATERAL FOR SECURITIES LOANED - 22.6%
7,665,150	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(b)(c) (Cost $7,665,150)	7,665,150

	MONEY MARKET FUND - 48.4%
16,409,273	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $16,409,273)	16,409,273

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,074,423)	24,074,423

	TOTAL INVESTMENTS - 122.8% (Cost $41,666,108)	$41,615,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.8)%	(7,714,347)
	NET ASSETS - 100.0%	$33,900,705

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $7,504,860.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $7,665,150 at June 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8%
	ASSET MANAGEMENT - 0.9%
761	T Rowe Price Group, Inc.	$86,518

	BANKING - 0.9%
2,842	Regions Financial Corporation	85,828

	BEVERAGES - 0.9%
3,184	Brown-Forman Corporation, Class B	84,854

	BIOTECH & PHARMA - 1.3%
1,131	Incyte Corporation(a)	128,210

	CABLE & SATELLITE - 2.7%
10,624	Comcast Corporation, Class A	260,819

	CHEMICALS - 2.3%
1,182	CF Industries Holdings, Inc.	127,963
779	RPM International, Inc.	86,586
		214,549
	CONTAINERS & PACKAGING - 0.9%
361	Packaging Corporation of America	86,019

	ELECTRIC UTILITIES - 10.0%
513	Constellation Energy Corporation	127,414
7,556	Edison International	562,544
5,714	Exelon Corporation	266,387
		956,345
	FOOD - 4.5%
10,270	Hormel Foods Corporation	254,901
3,444	McCormick & Company, Inc.	173,646
		428,547
	GAMING REIT - 0.9%
3,226	VICI Properties, Inc.	85,650

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	GAS & WATER UTILITIES - 1.8%
1,298	American Water Works Company, Inc.	$170,791

	HOME CONSTRUCTION - 1.4%
943	PulteGroup, Inc.	129,389

	INDUSTRIAL REIT - 1.8%
1,261	Prologis, Inc.	170,828

	INSURANCE - 3.6%
714	Allstate Corporation (The)	169,889
1,033	Marsh & McLennan Companies, Inc.	172,171
		342,060
	INTERNET MEDIA & SERVICES - 8.4%
1,130	Alphabet, Inc., Class A	403,829
5,557	Netflix, Inc.(a)	396,770
		800,599
	MACHINERY - 2.7%
640	Snap-on, Inc.	257,536

	MEDICAL EQUIPMENT & DEVICES - 5.0%
2,189	Medtronic plc	171,245
1,554	ResMed, Inc.	302,844
		474,089
	OIL & GAS PRODUCERS - 3.1%
1,223	HF Sinclair Corporation	85,182
4,675	Permian Resources Corporation	86,067
472	Targa Resources Corporation	126,561
		297,810
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
2,787	SLB Ltd.	129,568

	RESIDENTIAL REIT - 1.3%
4,242	Invitation Homes, Inc.	128,151

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	RETAIL - DISCRETIONARY - 4.9%
489	Home Depot, Inc. (The)	$172,461
5,479	Tractor Supply Company	173,191
550	Williams-Sonoma, Inc.	128,205
		473,857
	RETAIL REIT - 3.1%
5,049	Kimco Realty Corporation	127,992
2,753	Realty Income Corporation	170,576
		298,568
	SELF-STORAGE REIT - 0.9%
588	Extra Space Storage, Inc.	85,436

	SEMICONDUCTORS - 1.4%
652	NVIDIA Corporation	130,459

	SOFTWARE - 5.6%
1,447	Microsoft Corporation	539,760

	STEEL - 1.3%
558	Steel Dynamics, Inc.	128,039

	TECHNOLOGY HARDWARE - 6.9%
756	Arista Networks, Inc.(a)	128,429
1,290	Motorola Solutions, Inc.	535,724
		664,153
	TECHNOLOGY SERVICES - 7.2%
696	Accenture plc, Class A	86,610
1,152	Automatic Data Processing, Inc.	257,990
2,248	Cognizant Technology Solutions Corporation, Class A	87,065
253	Mastercard, Inc., Class A	129,941
232	MSCI, Inc.	129,929
		691,535
	TELECOMMUNICATIONS - 2.7%
4,153	AT&T, Inc.	85,967

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	TELECOMMUNICATIONS - 2.7% (Continued)
4,048	Verizon Communications, Inc.	$171,392
		257,359

	TOTAL COMMON STOCKS (Cost $8,342,864)	8,587,326

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
6,786	JPMorgan Equity Premium Income ETF	383,273
6,245	JPMorgan Nasdaq Equity Premium Income ETF	383,818
		767,091

	TOTAL EXCHANGE-TRADED FUNDS (Cost $736,444)	767,091

	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUND - 7.0%
672,476	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $672,476)	672,476

	TOTAL INVESTMENTS - 104.8% (Cost $9,751,784)	$10,026,893
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%	(457,051)
	NET ASSETS - 100.0%	$9,569,842

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2026

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
ASSETS	Fund	Fund	Income Fund
Investment securities:
At cost	$10,690,304	$41,666,108	$9,751,784
At fair value	$10,697,145	$41,615,052	$10,026,893
Receivable for fund shares sold	—	7,273	—
Receivable for investments sold	456,086	—	4,030,198
Interest and dividends receivable	9,920	46,834	13,358
Receivable due from adviser, net	30,101	—	15,858
Prepaid expenses and other assets	37,014	66,151	14,554
TOTAL ASSETS	11,230,266	41,735,310	14,100,861

LIABILITIES
Payable for investments purchased	480,441	—	4,507,034
Securities lending collateral	—	7,665,150	—
Payable to related parties	15,062	33,056	10,554
Distribution (12b-1) fees payable	469	9,706	153
Investment advisory fees payable	—	21,343	—
Payable for fund shares redeemed	—	94,983	—
Accrued expenses and other liabilities	9,106	10,367	13,278
TOTAL LIABILITIES	505,078	7,834,605	4,531,019
NET ASSETS	$10,725,188	$33,900,705	$9,569,842

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$14,307,724	$144,531,903	$9,469,919
Accumulated earnings (deficits)	(3,582,536)	(110,631,198)	99,923
NET ASSETS	$10,725,188	$33,900,705	$9,569,842

Net Asset Value Per Share:
Class A Shares:
Net Assets	$181,869	$8,533,257	$749,330
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,890	1,136,122	70,252
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.63	$7.51	$10.67
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$10.01	$7.80	$11.09

Class C Shares:
Net Assets	$508,172	$9,423,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,936	1,267,136
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.60	$7.44

Class I Shares:
Net Assets	$10,005,367	$15,515,634	$8,820,512
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,040,639	2,076,188	826,651
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.61	$7.47	$10.67

Class R Shares:
Net Assets	$29,780	$428,135
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,090	57,236
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.64	$7.48

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2026

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
	Fund	Fund	Income Fund
INVESTMENT INCOME
Dividends (net of $0, $0, $413 foreign withholding taxes)	$150,371	$568,094	$133,156
Interest	18,358	218,259	5,161
Securities lending income	—	102	—
TOTAL INVESTMENT INCOME	168,729	786,455	138,317

EXPENSES
Investment advisory fees	25,383	194,979	27,165
Distribution (12b-1) fees, Class A shares	215	11,508	856
Distribution (12b-1) fees, Class C shares	2,544	49,732	—
Distribution (12b-1) fees, Class R shares	73	1,149	—
Registration fees	34,005	13,030	10,490
Accounting services fees	22,444	22,387	17,097
Administrative services fees	16,184	30,486	25,653
Transfer agent fees	13,350	43,310	3,838
Audit and tax fees	10,296	9,668	10,385
Trustees fees and expenses	8,269	7,971	7,903
Legal fees	7,016	6,415	7,185
Compliance officer fees	4,280	9,987	2,737
Custodian fees	3,724	2,740	3,450
Printing and postage expenses	3,362	8,554	4,452
Insurance expense	1,564	1,684	982
Third party administrative servicing fees	1,061	10,828	2,264
Other expenses	2,436	1,688	2,007
TOTAL EXPENSES	156,206	426,116	126,464

Less: Fees waived/reimbursed by the Adviser	(94,652)	(22,693)	(66,711)

NET EXPENSES	61,554	403,423	59,753

NET INVESTMENT INCOME	107,175	383,032	78,564

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	67,223	108,457	317,280
Net change in unrealized appreciation (depreciation) of investments	(21,046)	(895,796)	52,330
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	46,177	(787,339)	369,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,352	$(404,307)	$448,174

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$107,175	$253,783
Net realized gain from investments	67,223	176,913
Net change in unrealized appreciation (depreciation) of investments	(21,046)	(35,129)
Net increase in net assets resulting from operations	153,352	395,567

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(1,840)	(9,455)
Class C	(3,472)	(23,347)
Class I	(98,105)	(360,266)
Class R	(274)	(1,442)
Net decrease in net assets from distributions to shareholders	(103,691)	(394,510)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,585	—
Class C	—	60,000
Class I	3,797,980	815,101
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,840	9,455
Class C	3,330	22,699
Class I	56,345	267,904
Class R	274	1,442
Payments for shares redeemed:
Class A	(680)	(38,521)
Class C	(16,408)	(160,445)
Class I	(320,599)	(1,440,229)
Class R	—	—
Net increase (decrease) in net assets from shares of beneficial interest	3,533,667	(462,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,583,328	(461,537)

NET ASSETS
Beginning of Period	7,141,860	7,603,397
End of Period	$10,725,188	$7,141,860

SHARE ACTIVITY
Class A:
Shares sold	1,205	—
Shares reinvested	193	984
Shares redeemed	(71)	(3,927)
Net increase (decrease) in shares of beneficial interest outstanding	1,327	(2,943)

Class C:
Shares sold	—	6,261
Shares reinvested	351	2,370
Shares redeemed	(1,700)	(16,883)
Net decrease in shares of beneficial interest outstanding	(1,349)	(8,252)

Class I:
Shares sold	394,440	83,913
Shares reinvested	5,921	27,912
Shares redeemed	(33,325)	(149,499)
Net increase (decrease) in shares of beneficial interest outstanding	367,036	(37,674)

Class R:
Shares reinvested	29	150
Shares redeemed	—	—
Net increase in shares of beneficial interest outstanding	29	150

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$383,032	$2,058,561
Net realized gain from investments	108,457	961,652
Net change in unrealized appreciation (depreciation) of investments	(895,796)	(1,723,319)
Net increase (decrease) in net assets resulting from operations	(404,307)	1,296,894

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(97,132)	(460,779)
Class C	(70,055)	(413,704)
Class I	(212,823)	(1,165,098)
Class R	(4,458)	(23,968)
Net decrease in net assets from distributions to shareholders	(384,468)	(2,063,549)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	59,708	64,058
Class C	16,800	82,776
Class I	951,054	4,148,667
Class R	18,518	3,145
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	87,128	416,148
Class C	60,927	358,584
Class I	165,604	932,150
Class R	3,710	20,667
Payments for shares redeemed:
Class A	(1,387,034)	(3,789,069)
Class C	(1,104,379)	(2,779,166)
Class I	(8,361,195)	(12,810,815)
Class R	(75,785)	(175,951)
Net decrease in net assets from shares of beneficial interest	(9,564,944)	(13,528,806)

TOTAL DECREASE IN NET ASSETS	(10,353,719)	(14,295,461)

NET ASSETS
Beginning of Period	44,254,424	58,549,885
End of Period	$33,900,705	$44,254,424

SHARE ACTIVITY
Class A:
Shares sold	7,835	8,299
Shares reinvested	11,586	54,004
Shares redeemed	(182,654)	(488,738)
Net decrease in shares of beneficial interest outstanding	(163,233)	(426,435)

Class C:
Shares sold	2,222	10,700
Shares reinvested	8,184	46,994
Shares redeemed	(147,016)	(362,461)
Net decrease in shares of beneficial interest outstanding	(136,610)	(304,767)

Class I:
Shares sold	126,261	536,110
Shares reinvested	22,140	121,457
Shares redeemed	(1,103,058)	(1,664,392)
Net decrease in shares of beneficial interest outstanding	(954,657)	(1,006,825)

Class R:
Shares sold	2,467	409
Shares reinvested	496	2,692
Shares redeemed	(10,066)	(22,829)
Net decrease in shares of beneficial interest outstanding	(7,103)	(19,728)

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$78,564	$154,807
Net realized gain (loss) from investments	317,280	(199,643)
Net change in unrealized appreciation (depreciation) of investments	52,330	398,010
Net increase in net assets resulting from operations	448,174	353,174

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(5,426)	(7,521)
Class I	(73,533)	(148,354)
Net decrease in net assets from distributions to shareholders	(78,959)	(155,875)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	159,475	436,186
Class I	2,262,852	777,053
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	5,425	7,521
Class I	73,122	146,351
Payments for shares redeemed:
Class A	(353)	(3,756)
Class I	(1,872,141)	(922,494)
Net increase in net assets from shares of beneficial interest	628,380	440,861

TOTAL INCREASE IN NET ASSETS	997,595	638,160

NET ASSETS
Beginning of Period	8,572,247	7,934,087
End of Period	$9,569,842	$8,572,247

SHARE ACTIVITY
Class A:
Shares sold	14,710	44,820
Shares reinvested	513	748
Shares redeemed	(33)	(369)
Net increase in shares of beneficial interest outstanding	15,190	45,199

Class I:
Shares sold	212,161	77,846
Shares reinvested	6,925	14,600
Shares redeemed	(175,589)	(92,015)
Net increase in shares of beneficial interest outstanding	43,497	431

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	June 30, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of period	$9.55		$9.55		$9.39		$9.12		$10.66	$10.92
Activity from investment operations:
Net investment income (1)	0.12		0.32		0.33		0.30		0.18	0.12
Net realized and unrealized gain (loss) on investments	0.06		0.19		0.21		0.18	(5)	(1.51)	(0.26)
Total from investment operations	0.18		0.51		0.54		0.48		(1.33)	(0.14)
Less distributions from:
Net investment income	(0.10)		(0.51)		(0.38)		(0.21)		(0.21)	(0.12)
Total distributions	(0.10)		(0.51)		(0.38)		(0.21)		(0.21)	(0.12)
Net asset value, end of period	$9.63		$9.55		$9.55		$9.39		$9.12	$10.66
Total return (2)	1.91	% (9)	5.40%		5.82%		5.37%		(12.45)%	(1.28)%
Net assets, at end of period (000)’s	$182		$168		$196		$220		$280	$321
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.24	% (10)	4.43	% (8)	3.93	% (7)	2.38	% (6)	2.07%	1.84%
Ratio of net expenses to average net assets (3)	1.75	% (10)	1.75	% (8)	1.75	% (7)	1.77	% (6)	1.75%	1.75%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.01	% (10)	0.62%		1.25%		2.55%		1.60%	1.04%
Ratio of net investment income to average net assets (3)(4)	2.50	% (10)	3.30%		3.43%		3.24%		1.93%	1.13%
Portfolio Turnover Rate	86	% (9)	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes less than 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	June 30, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of period	$9.53		$9.52		$9.37		$9.12		$10.67	$10.93
Activity from investment operations:
Net investment income (1)	0.08		0.25		0.28		0.24		0.11	0.04
Net realized and unrealized gain (loss) on investments	0.06		0.20		0.19		0.16	(5)	(1.51)	(0.26)
Total from investment operations	0.14		0.45		0.47		0.40		(1.40)	(0.22)
Less distributions from:
Net investment income	(0.07)		(0.44)		(0.32)		(0.15)		(0.15)	(0.04)
Total distributions	(0.07)		(0.44)		(0.32)		(0.15)		(0.15)	(0.04)
Net asset value, end of period	$9.60		$9.53		$9.52		$9.37		$9.12	$10.67
Total return (2)	1.43	% (10)	4.73%		5.08	% (6)	4.43	% (6)	(13.15)%	(2.00)%
Net assets, at end of period (000)’s	$508		$517		$595		$222		$234	$320
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	5.01	% (11)	5.18	% (9)	4.68	% (8)	3.13	% (7)	2.82%	2.59%
Ratio of net expenses to average net assets (3)	2.50	% (11)	2.50	% (9)	2.50	% (8)	2.52	% (7)	2.50%	2.50%
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3)(4)	(0.78	)% (11)	(0.13)%		0.68%		1.83%		0.78%	0.25%
Ratio of net investment income to average net assets (3)(4)	1.73	% (11)	2.55%		2.90%		2.56%		1.10%	0.34%
Portfolio Turnover Rate	86	% (10)	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	June 30, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of period	$9.54		$9.54		$9.38		$9.11		$10.66	$10.93
Activity from investment operations:
Net investment income (1)	0.13		0.34		0.35		0.33		0.21	0.15
Net realized and unrealized gain (loss) on investments	0.05		0.20		0.22		0.18	(5)	(1.52)	(0.27)
Total from investment operations	0.18		0.54		0.57		0.51		(1.31)	(0.12)
Less distributions from:
Net investment income	(0.11)		(0.54)		(0.41)		(0.24)		(0.24)	(0.15)
Total distributions	(0.11)		(0.54)		(0.41)		(0.24)		(0.24)	(0.15)
Net asset value, end of period	$9.61		$9.54		$9.54		$9.38		$9.11	$10.66
Total return (2)	1.93	% (9)	5.68%		6.09%		5.65%		(12.32)%	(1.14)%
Net assets, at end of period (000)’s	$10,005		$6,428		$6,784		$7,024		$17,634	$24,261
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.91	% (10)	4.18	% (8)	3.68	% (7)	2.13	% (6)	1.82%	1.59%
Ratio of net expenses to average net assets (3)	1.50	% (10)	1.50	% (8)	1.51	% (7)	1.52	% (6)	1.50%	1.50%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.41	% (10)	0.89%		1.52%		2.96%		1.84%	1.24%
Ratio of net investment income to average net assets (3)(4)	2.82	% (10)	3.57%		3.70%		3.56%		2.16%	1.33%
Portfolio Turnover Rate	86	% (9)	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	June 30, 2026		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of period	$9.56		$9.56		$9.40		$9.14		$10.68	$10.93
Activity from investment operations:
Net investment income (1)	0.11		0.30		0.24		0.28		0.12	0.09
Net realized and unrealized gain (loss) on investments	0.06		0.19		0.28		0.17	(5)	(1.48)	(0.25)
Total from investment operations	0.17		0.49		0.52		0.45		(1.36)	(0.16)
Less distributions from:
Net investment income	(0.09)		(0.49)		(0.36)		(0.19)		(0.18)	(0.09)
Total distributions	(0.09)		(0.49)		(0.36)		(0.19)		(0.18)	(0.09)
Net asset value, end of period	$9.64		$9.56		$9.56		$9.40		$9.14	$10.68
Total return (2)	1.78	% (9)	5.15%		5.56%		4.99%		(12.72)%	(1.45)%
Net assets, at end of period (000)’s	$30		$29		$28		$122		$136	$541
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.50	% (10)	4.68	% (8)	4.18	% (7)	2.63	% (6)	2.32%	2.09%
Ratio of net expenses to average net assets (3)	2.00	% (10)	2.00	% (8)	2.00	% (7)	2.02	% (6)	2.00%	2.00%
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3)(4)	(0.26	)% (10)	0.41%		0.33%		2.29%		0.92%	0.75%
Ratio of net investment income to average net assets (3)(4)	2.24	% (10)	3.09%		2.49%		3.01%		1.19%	0.84%
Portfolio Turnover Rate	86	% (9)	413%		216%		165%		277%	243%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes less than 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes less than 0.01% for the year ended December 31, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period	$7.67		$7.78	$7.72	$7.83	$9.17	$9.53
Activity from investment operations:
Net investment income (1)	0.08		0.32	0.32	0.24	0.15	0.14
Net realized and unrealized gain (loss) on investments	(0.16)		(0.09)	0.08	(0.08)	(1.32)	(0.34)
Total from investment operations	(0.08)		0.23	0.40	0.16	(1.17)	(0.20)
Less distributions from:
Net investment income	(0.08)		(0.34)	(0.34)	(0.27)	(0.17)	(0.16)
Total distributions	(0.08)		(0.34)	(0.34)	(0.27)	(0.17)	(0.16)
Net asset value, end of period	$7.51		$7.67	$7.78	$7.72	$7.83	$9.17
Total return (2)	(1.01	)% (5)	2.96%	5.29%	2.10%	(12.80)%	(2.18)%
Net assets, at end of period (000’s)	$8,533		$9,967	$13,434	$19,236	$29,097	$46,556
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.12	% (6)(7)	1.97%	1.94%	1.73%	1.65%	1.54%
Ratio of net expenses to average net assets (3)	2.00	% (6)(7)	1.97%	1.94%	1.73%	1.65%	1.54%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	1.93	% (6)	4.10%	4.13%	3.10%	1.78%	1.46%
Ratio of net investment income to average net assets (3)(4)	2.05	% (6)	4.10%	4.13%	3.10%	1.78%	1.46%
Portfolio Turnover Rate	93	% (5)	237%	32%	463%	899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes less than 0.01% for the six months ended June 30, 2026 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period	$7.60		$7.71	$7.65	$7.76	$9.10	$9.47
Activity from investment operations:
Net investment income (1)	0.05		0.26	0.27	0.18	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.16)		(0.09)	0.08	(0.08)	(1.31)	(0.35)
Total from investment operations	(0.11)		0.17	0.35	0.10	(1.22)	(0.28)
Less distributions from:
Net investment income	(0.05)		(0.28)	(0.29)	(0.21)	(0.12)	(0.09)
Total distributions	(0.05)		(0.28)	(0.29)	(0.21)	(0.12)	(0.09)
Net asset value, end of period	$7.44		$7.60	$7.71	$7.65	$7.76	$9.10
Total return (2)	(1.39	)% (5)	2.21%	4.54%	1.33%	(13.43)%	(2.96)%
Net assets, at end of period (000’s)	$9,424		$10,662	$13,175	$16,074	$22,295	$38,380
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.87	% (6)(7)	2.72%	2.69%	2.48%	2.40%	2.29%
Ratio of net expenses to average net assets (3)	2.75	% (6)(7)	2.72%	2.69%	2.48%	2.40%	2.29%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	1.19	% (6)	3.38%	3.44%	2.40%	0.99%	0.79%
Ratio of net investment income to average net assets (3)(4)	1.31	% (6)	3.38%	3.44%	2.40%	0.99%	0.79%
Portfolio Turnover Rate	93	% (5)	237%	32%	463%	899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes less than 0.01% for the six months ended June 30, 2026 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period	$7.63		$7.75	$7.69	$7.80	$9.13	$9.50
Activity from investment operations:
Net investment income (1)	0.09		0.34	0.34	0.26	0.16	0.17
Net realized and unrealized gain (loss) on investments	(0.16)		(0.10)	0.08	(0.08)	(1.30)	(0.36)
Total from investment operations	(0.07)		0.24	0.42	0.18	(1.14)	(0.19)
Less distributions from:
Net investment income	(0.09)		(0.36)	(0.36)	(0.29)	(0.19)	(0.18)
Total distributions	(0.09)		(0.36)	(0.36)	(0.29)	(0.19)	(0.18)
Net asset value, end of period	$7.47		$7.63	$7.75	$7.69	$7.80	$9.13
Total return (2)	(0.89	)% (5)	3.11%	5.59%	2.38%	(12.51)%	(2.03)%
Net assets, at end of period (000’s)	$15,516		$23,134	$31,288	$38,059	$66,555	$153,501
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	1.86	% (6)(7)	1.72%	1.69%	1.48%	1.40%	1.29%
Ratio of net expenses to average net assets (3)	1.75	% (6)(7)	1.72%	1.69%	1.48%	1.40%	1.29%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	2.16	% (6)	4.35%	4.42%	3.28%	1.85%	1.77%
Ratio of net investment income to average net assets (3)(4)	2.27	% (6)	4.35%	4.42%	3.28%	1.85%	1.77%
Portfolio Turnover Rate	93	% (5)	237%	32%	463%	899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes less than 0.01% for the six months ended June 30, 2026 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the	For the		For the		For the	For the
	June 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021
Net asset value, beginning of period	$7.64		$7.76	$7.69		$7.80		$9.13	$9.50
Activity from investment operations:
Net investment income (1)	0.07		0.30	0.31		0.21		0.12	0.12
Net realized and unrealized gain (loss) on investments	(0.16)		(0.10)	0.08		(0.07)		(1.30)	(0.36)
Total from investment operations	(0.09)		0.20	0.39		0.14		(1.18)	(0.24)
Less distributions from:
Net investment income	(0.07)		(0.32)	(0.32)		(0.25)		(0.15)	(0.13)
Total distributions	(0.07)		(0.32)	(0.32)		(0.25)		(0.15)	(0.13)
Net asset value, end of period	$7.48		$7.64	$7.76		$7.69		$7.80	$9.13
Total return (2)	(1.13	)% (6)	2.58%	5.16	% (5)	1.83	% (5)	(12.93)%	(2.55)%
Net assets, at end of period (000’s)	$428		$492	$652		$945		$1,771	$3,302
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.37	% (7)(8)	2.22%	2.19%		1.98%		1.90%	1.79%
Ratio of net expenses to average net assets (3)	2.25	% (7)(8)	2.22%	2.19%		1.98%		1.90%	1.79%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	1.66	% (7)	3.87%	3.89%		2.78%		1.49%	1.25%
Ratio of net investment income to average net assets (3)(4)	1.78	% (7)	3.87%	3.89%		2.78%		1.49%	1.25%
Portfolio Turnover Rate	93	% (6)	237%	32%		463%		899%	513%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

(8)	Includes less than 0.01% for the six months ended June 30, 2026 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the
	June 30, 2026		Year Ended	Period Ended
	(Unaudited)		December 31, 2025	December 31, 2024 (1)
Net asset value, beginning of period	$10.22		$10.01	$10.78
Activity from investment operations:
Net investment income (2)	0.08		0.17	0.04
Net realized and unrealized gain (loss) on investments	0.45		0.21	(0.68)
Total from investment operations	0.53		0.38	(0.64)
Less distributions from:
Net investment income	(0.08)		(0.17)	(0.08)
Net realized gains	—		—	(0.05)
Total distributions	(0.08)		(0.17)	(0.13)
Net asset value, end of period	$10.67		$10.22	$10.01
Total return (3)	5.19	% (6)	3.81%	(6.02	)% (6)
Net assets, at end of period (000’s)	$749		$563	$99
Ratio of gross expenses before waiver/reimbursement to average net assets (4)	3.02	% (7)	3.24%	3.30	% (7)
Ratio of net expenses to average net assets (4)	1.55	% (7)	1.55%	1.55	% (7)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (4)(5)	0.07	% (7)	(0.03)%	(0.31	)% (7)
Ratio of net investment income to average net assets (4)(5)	1.54	% (7)	1.66%	1.44	% (7)
Portfolio Turnover Rate	90	% (6)	177%	113	% (6)

(1)	The Fund’s Class A shares commenced operations on October 4, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the
	June 30, 2026		Year Ended	Period Ended
	(Unaudited)		December 31, 2025	December 31, 2024 (1)
Net asset value, beginning of period	$10.23		$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.19	0.10
Net realized and unrealized gain on investments	0.44		0.22	0.05	(8)
Total from investment operations	0.53		0.41	0.15
Less distributions from:
Net investment income	(0.09)		(0.19)	(0.09)
Net realized gains	—		—	(0.05)
Total distributions	(0.09)		(0.19)	(0.14)
Net asset value, end of period	$10.67		$10.23	$10.01
Total return (3)	5.21	% (6)	4.12%	1.48	% (6)
Net assets, at end of period (000’s)	$8,821		$8,009	$7,835
Ratio of gross expenses before waiver/reimbursement to average net assets (4)	2.77	% (7)	2.92%	5.12	% (7)
Ratio of net expenses to average net assets (4)	1.30	% (7)	1.30%	1.30	% (7)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (4)(5)	0.27	% (7)	0.25%	(1.95	)% (7)
Ratio of net investment income to average net assets (4)(5)	1.74	% (7)	1.87%	1.86	% (7)
Portfolio Turnover Rate	90	% (6)	177%	113	% (6)

(1)	The Fund’s Class I shares commenced operations on June 28, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026

1. ORGANIZATION

The BTS Managed Income Fund (the “Managed Income Fund”), the BTS Tactical Fixed Income Fund (the “Fixed Income Fund”), and the BTS Enhanced Equity Income Fund (the “Enhanced Equity Income Fund”), (each a “Fund” and together, the “Funds”), are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Managed Income Fund commenced operations on January 25, 2019, the Fixed Income Fund commenced operations on May 31, 2013 and the Enhanced Equity Income Fund commenced operations on June 28, 2024. The Managed Income Fund and the Fixed Income Fund investment objectives seek to provide total return. The Enhanced Equity Income Fund investment objective seeks growth and income.

Managed Income Fund and Fixed Income Fund currently offer four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. The Enhanced Equity Income Fund currently offers two classes of shares: Class A shares and Class I shares. The Enhanced Equity Income Fund also has Class C shares and Class R shares, which were not offered during the period. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. The Fixed Income Fund’s Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Enhanced Equity Income Fund’s Class A shares commenced operation on October 4, 2024 and Class I shares commenced operations on June 28, 2024. Class A shares of each Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at NAV. Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Managed Income Fund and Fixed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and chief financial officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have an impact on the Funds’ financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,814,433	$—	$—	$8,814,433
Money Market Fund	1,882,712	—	—	1,882,712
Total Investments	$10,697,145	$—	$—	$10,697,145

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,540,629	$—	$—	$17,540,629
Collateral for Securities Loaned	7,665,150	—	—	7,665,150
Money Market Fund	16,409,273	—	—	16,409,273
Total Investments	$41,615,052	$—	$—	$41,615,052

Enhanced Equity Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$8,587,326	$—	$—	$8,587,326
Exchange-Traded Funds	767,091	—	—	767,091
Money Market Fund	672,476	—	—	672,476
Total Investments	$10,026,893	$—	$—	$10,026,893

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for classification.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2023 to December 31, 2025, or expected to be taken in the Funds’ December 31, 2026 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

Fund	Purchases	Sales
Managed Income Fund	$7,530,316	$5,723,098
Fixed Income Fund	23,818,682	49,465,211
Enhanced Equity Income Fund	8,643,172	8,028,981

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Managed Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Fixed Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Enhanced Equity Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Enhanced Equity Income Fund’s average daily net assets. For the six months ended June 30, 2026, the Funds incurred fees as follows:

Fund	Advisory Fees
Managed Income Fund	$25,383
Fixed Income Fund	194,979
Enhanced Equity Income Fund	27,165

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2027 for Managed Income Fund, Fixed Income Fund and Enhanced Equity Income Fund to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of the Funds’ service providers (other than the Adviser))), so that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares, respectively, that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Enhanced Equity Income Fund do not exceed 1.55%, 2.30%, 1.30% and 1.80% of the average daily net assets of the Enhanced Equity Income Fund’s Class A, Class C, Class I and Class R shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Funds to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the six months ended June 30, 2026, the Adviser waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Managed Income Fund	$94,652
Fixed Income Fund	22,693
Enhanced Equity Income Fund	66,711

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

As of December 31, 2025, the Adviser may recapture all or a portion of the waived fees no later than the date stated below:

Fund	December 31, 2026	December 31, 2027	December 31, 2028	Total
Managed Income Fund	$99,003	$175,420	$195,570	$469,993
Fixed Income Fund	—	—	—	—
Enhanced Equity Income Fund	—	86,903	134,625	221,528

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the six months ended June 30, 2026, the Funds incurred distribution fees as follows:

Fund	Class A	Class C	Class R
Managed Income Fund	$215	$2,544	$73
Fixed Income Fund	11,508	49,732	1,149
Enhanced Equity Income Fund	856	—	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2026, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

Amount
	Underwriter	Retained By
Fund	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	33	5
Enhanced Equity Income Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$10,690,400	$50,286	$(43,541)	$6,745
Fixed Income Fund	41,666,108	—	(51,056)	(51,056)
Enhanced Equity Income Fund	9,751,801	536,634	(261,542)	275,092

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2025, and year and period ended December 31, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2025	Income	Capital Gains	Capital	Total
Managed Income Fund	$394,510	$—	$—	$394,510
Fixed Income Fund	2,063,549	—	—	2,063,549
Enhanced Equity Income Fund	155,875	—	—	155,875

For fiscal year and period ended	Ordinary	Long-Term	Return of
12/31/2024	Income	Capital Gains	Capital	Total
Managed Income Fund	$329,459	$—	$—	$329,459
Fixed Income Fund	2,728,913	—	—	2,728,913
Enhanced Equity Income Fund	103,898	157	—	104,055

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/ (Deficits)
Managed Income Fund	$85,345	$—	$—	$(3,745,333)	$—	$27,791	$(3,632,197)
Fixed Income Fund	472,151	—	—	(111,159,314)	—	844,740	(109,842,423)
Enhanced Equity Income Fund	—	—	—	(492,054)	—	222,762	(269,292)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	1,764,486	1,980,847	3,745,333	178,443
Fixed Income Fund	111,159,314	—	111,159,314	961,652
Enhanced Equity Income Fund	440,693	51,361	492,054	—

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on the book/tax basis treatment of non-deductible expenses, and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025, as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Managed Income Fund	$—	$—
Fixed Income Fund	—	—
Enhanced Equity Income Fund	(1,410)	1,410

7. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company, the Managed Income Fund and the Fixed Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Managed Income Fund’s and the Fixed Income Fund’s security lending procedures. The Managed Income Fund and the Fixed Income Fund continue to receive interest or dividends on the securities loaned. The Managed Income Fund and the Fixed Income Fund have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Managed Income Fund and the Fixed Income Fund could experience delays or losses on recovery. Additionally, the Managed Income Fund and the Fixed Income Fund are subject to the risk of loss from investments made with the cash received as collateral. The Managed Income Fund and the Fixed Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Fixed Income Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2026:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
State Street Institutional U.S. Government Money Market Fund – Premier Class	$7,665,150	$—	$—	$—	$7,665,150

At June 30, 2026, the Fixed Income Fund had loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional U.S. Government Money Market Fund – Premier Class as shown in the Fixed Income Fund’s Schedule of Investments. The Fixed Income Fund receives compensation relating to the lending of the Fixed Income Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Fixed Income Fund totaled $7,504,860 as of June 30, 2026. The securities loaned are noted on the Fixed Income Fund’s Schedule of Investments. The fair value of the “Collateral For Securities Loaned” on the Fixed Income Fund’s Schedule of Investments includes only cash collateral received and reinvested that totaled $7,665,150 for the Fund as of June 30, 2026.

The amount of Collateral for Securities Loaned is offset by a liability recorded as “Securities Lending Collateral Payable” as shown on the Statements of Assets and Liabilities as of June 30, 2026.

		Gross		Net Amounts
		Amounts of		Presented in the	Financial	Cash
		Recognized		Statement of	Instruments	Collateral		Net Amount of
Description of Liability	Counterparty	Liabilities		Assets & Liabilities	Pledged	Received		Assets & Liabilities
Securities lending collateral	Securities Finance Trust Co.	$7,665,150	(1)	$7,665,150	$—	$7,665,150	(2)	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and does not include excess collateral received to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

8. LINE OF CREDIT

The Managed Income Fund and the Fixed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $1,500,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $9,000,000 or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. Borrowings under each agreement bear interest at the Prime Rate of 6.75% as of June 30, 2026, per annum, on the principal balance outstanding. The maturity date for each line of credit is July 27, 2026. During the six months ended June 30, 2026, the Managed Income Fund and Fixed Income Fund did not draw upon or access the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended June 30, 2026, were $0 and 0%, respectively, for both the Managed Income Fund and the Fixed Income Fund.

9. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (the “HYLB ETF”) and the Fidelity Investments Money Market Fund, Premier Class (FMPXX). The HYLB ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index; a rules-based, market value weighted index engineered to mirror the performance of high-yield-rated corporate bonds issued in U.S. dollars. The Fixed Income Fund may redeem its investment from the HYLB ETF and FMPXX at any time if the Adviser determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYLB ETF and FMPXX. The financial statements of the HYLB ETF and FMPXX, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fixed Income Fund’s financial statements. As of June 30, 2026, the percentage of the Fixed Income Fund’s net assets invested in the HYLB ETF and FMPXX was 51.8% and 48.4%, respectively.

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the shareholders listed below held, for the benefit of others, more than 25% of an individual fund and may be deemed to control that fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Pershing LLC	Managed Income Fund	62.0%
Pershing LLC	Fixed Income Fund	38.0%
Charles Schwab	Enhanced Equity Income Fund	77.8%

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BTS Funds
Additional Information (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-877-287-9820, by visiting https://www.btsfunds.com/index.html, or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date